SUPPLEMENT DATED NOVEMBER 28, 2011
TO

PROSPECTUS DATED MAY 1, 2001
FOR COMPASS 2 NY

AND PROSPECTUS DATED MAY 1, 2003
FOR COMPASS 3 NY

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT B

The address for the Home Office of Sun Life Insurance and Annuity Company of New York has changed.

The new address is:

One Grand Central Place
60 East 42nd Street, Suite 3100
New York, NY  10165

Please retain this supplement with your prospectus for future reference.

SLNY Compass2/3 11/2011